Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Compensation And Retirement Disclosure [Abstract]
Contribution expenses	$ 0.3	$ 0.1	$ 0.6	$ 0.2
Maximum annual contribution employer matches per employee, percent			6.00%